CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details)	12 Months Ended
Dec. 31, 2020 USD ($) shares
Convertible redeemable preferred shares
Temporary Equity [Line Items]
Preferred shares' conversion rate | shares	1
Dividend rate per annum (as a percent)	8.00%
Series A convertible redeemable preferred shares
Temporary Equity [Line Items]
Preferred Stock, Liquidation Preference (as a percent)	100.00%
Senior Preferred Shares [Member]
Temporary Equity [Line Items]
Preferred Stock, Liquidation Preference (as a percent)	100.00%
Series E Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Minimum gross proceeds to be raised through equity financing to trigger the reduction of conversion price of preferred shares | $	$ 100,000
Azure Holdings S.a.r.l. ("Walmart") | Series E Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Redemption price (as a percent)	100.00%
Azure Holdings S.a.r.l. ("Walmart") | Series F convertible redeemable preferred shares
Temporary Equity [Line Items]
Redemption price (as a percent)	100.00%